UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         December 31, 2006
                                                --------------------------------

Check here if Amendment [ ];  Amendment Number:
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Swiftwater Capital Management, LP
           ---------------------------------
Address:   856 South Pleasantburg Drive
           ----------------------------
           Greenville, South Carolina 29607
           --------------------------------

Form 13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stephen A. DePiero
         -----------------------
Title:   Chief Financial Officer
         -----------------------
Phone:   (864) 990-3233
         -----------------------

Signature, Place, and Date of Signing:


    /s/ STEPHEN A. DEPIERO           Greenville, SC          February 6, 2007
------------------------------   ------------------------   --------------------
          [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number            Name

28-
   -----------------            ---------------------------------------
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0
                                         --------------------------
Form 13F Information Table Entry Total:                 47
                                         ---------------------------
Form 13F Information Table Value Total:           $141,334
                                         ---------------------------
                                                 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.       Form 13F File Number            Name

                NONE
     ------     ------------------------------------------------------


                           FORM 13F INFORMATION TABLE


COLUMN 1                        COLUMN 2         COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
--------                        --------         --------   --------  --------------------  --------   -------- --------------------
                                                             VALUE    SHRS OR  SH /  PUT /  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS   CUSIP      (x$1000)  PRN AMT  PRN   CALL   DISCRETION MANAGERS   SOLE  SHARED  NONE
--------------                  --------------   ---------  --------  -------  ---   ----   ---------- -------- ------  ------  ----
ACUSPHERE INC                   COM              00511R870       553   226500  SH           SOLE                226500
AMERICAN INTL GROUP INC         COM              026874107       774    10800  SH           SOLE                 10800
ARQULE INC                      COM              04269E107       355    60000  SH           SOLE                 60000
ASPREVA PHARMACEUTICALS CORP    COM              04538T109      1016    49500  SH           SOLE                 49500
AVI BIOPHARMA INC               COM              002346104       611   192000  SH           SOLE                192000
BERKSHIRE HATHAWAY INC DEL      CL B             084670207      1305      356  SH           SOLE                   356
BOFI HLDG INC                   COM              05566U108       272    39186  SH           SOLE                 39186
BOSTON SCIENTIFIC CORP          COM              101137107       953    55500  SH           SOLE                 55500
CAVALIER HOMES INC              COM              149507105       146    35000  SH           SOLE                 35000
CELL GENESYS INC                COM              150921104       434   128000  SH           SOLE                128000
CHESAPEAKE ENERGY CORP          COM              165167107       581    20000  SH           SOLE                 20000
CITIGROUP INC                   COM              172967101      2947    52900  SH    CALL   SOLE                     0
COTHERIX INC                    COM              22163T103       432    32000  SH           SOLE                 32000
CV THERAPEUTICS INC             COM              126667104       377    27000  SH           SOLE                 27000
DISCOVERY HOLDING CO            CL A COM         25468Y107       611    38000  SH           SOLE                 38000
ENDURANCE SPECIALTY HLDGS LT    SHS              G30397106       366    10000  SH           SOLE                 10000
GENVEC INC                      COM              37246C109       370   154000  SH           SOLE                154000
HOME DEPOT INC                  COM              437076102     27316   680200  SH    CALL   SOLE                     0
IDENIX PHARMACEUTICALS INC      COM              45166R204       522    60100  SH           SOLE                 60100
IRSA INVERSIONES Y REP S A      GLOBL DEP RCPT   450047204       820    48500  SH           SOLE                 48500
I-TRAX INC                      COM NEW          45069D203       547   176600  SH           SOLE                176600
LAWSON SOFTWARE INC NEW         COM              52078P102       333    45000  SH           SOLE                 45000
LEARNING TREE INTL INC          COM              522015106       340    38297  SH           SOLE                 38297
LESCO INC OHIO                  COM              526872106       729    84328  SH           SOLE                 84328
LIBERTY MEDIA HLDG CORP         INT COM SER A    53071M104       593    27500  SH           SOLE                 27500
MOMENTA PHARMACEUTICALS INC     COM              60877T100       371    23600  SH           SOLE                 23600
MRV COMMUNICATIONS INC          COM              553477100       478   135000  SH           SOLE                135000
NATIONAL ATLANTIC HLDGS CORP    COM              63253Y107       482    41300  SH           SOLE                 41300
NEVADA GOLD & CASINOS INC       COM NEW          64126Q206       591   156000  SH           SOLE                156000
NGP CAP RES CO                  COM              62912R107       402    24000  SH           SOLE                 24000
NICHOLAS FINANCIAL INC          COM NEW          65373J209       124    10494  SH           SOLE                 10494
NOKIA CORP                      SPONSORED ADR    654902204       803    39500  SH           SOLE                 39500
NOKIA CORP                      SPONSORED ADR    654902204      9329   459100  SH    CALL   SOLE                     0
NPS PHARMACEUTICALS INC         COM              62936P103       227    50000  SH           SOLE                 50000
NUVELO INC                      COM NEW          67072M301       260    65000  SH           SOLE                 65000
OXIGENE INC                     COM              691828107       539   112200  SH           SOLE                112200
PFIZER INC                      COM              717081103      6667   257400  SH    CALL   SOLE                     0
PHARMION CORP                   COM              71715B409       311    12100  SH           SOLE                 12100
PINNACLE AIRL CORP              COM              723443107      1668    99019  SH           SOLE                 99019
SCICLONE PHARMACEUTICALS INC    COM              80862K104       188    58440  SH           SOLE                 58440
SPECTRUM PHARMACEUTICALS INC    COM              84763A108       376    68000  SH           SOLE                 68000
SPRINT NEXTEL CORP              COM FON          852061100      1039    55000  SH           SOLE                 55000
SPRINT NEXTEL CORP              COM FON          852061100     14940   790800  SH    CALL   SOLE                     0
TYCO INTL LTD NEW               COM              902124106       866    28500  SH           SOLE                 28500
TYCO INTL LTD NEW               COM              902124106      2447    80500  SH    CALL   SOLE                     0
WAL MART STORES INC             COM              931142103     54752  1185600  SH    CALL   SOLE                     0
WASHINGTON POST CO              CL B             939640108      1171     1570  SH           SOLE                  1570
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